Schedule Of Warrants (Details)	12 Months Ended
Sep. 30, 2024 $ / shares shares
IfrsStatementLineItems [Line Items]
Balance at beginning (in shares)	17,522
Excercise Price Expired During The Year | $ / shares	$ 6.70
Balance at ending (in shares)
Details Of Share Warrants [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning (in shares)	1,711,924
[custom:ExcercisePrice-1] | $ / shares	$ 2.38
Increase (decrease) in number of shares outstanding	(291,924)
Excercise Price Expired During The Year | $ / shares	$ 5.92
Balance at ending (in shares)	1,420,000
[custom:ExcercisePrice-2] | $ / shares	$ 2.38